Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000090341
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 32,163	$ 33,284	$ 31,030	$ 31,360	$ 30,392	$ 29,304	$ 30,015	$ 28,831	$ 27,804	$ 29,281	$ 28,810	$ 27,039	$ 26,515	$ 25,299	$ 22,532	$ 22,805	$ 24,062	$ 24,681	$ 24,199	$ 22,792	$ 22,326	$ 22,192	$ 20,842	$ 21,450	$ 19,862	$ 21,117	$ 20,128	$ 19,358	$ 21,641	$ 22,573	$ 20,085	$ 21,716	$ 23,102	$ 27,138	$ 26,380	$ 27,318	$ 31,549	$ 30,979	$ 32,675	$ 30,372	$ 32,091	$ 31,073	$ 30,017	$ 28,243	$ 28,884	$ 26,962	$ 27,421	$ 26,852	$ 27,370	$ 26,017	$ 23,285	$ 23,628	$ 24,230	$ 22,702	$ 21,317	$ 20,342	$ 18,911	$ 16,248	$ 18,403	$ 19,606	$ 19,085	$ 18,696	$ 17,780	$ 17,427	$ 17,750	$ 18,133	$ 17,782	$ 16,725	$ 17,359	$ 16,524	$ 16,064	$ 15,387	$ 13,891	$ 15,313	$ 14,874	$ 16,529	$ 16,529	$ 15,837	$ 15,363	$ 15,116	$ 14,424	$ 14,343	$ 14,605	$ 15,082	$ 13,819	$ 13,685	$ 13,314	$ 12,823	$ 12,565	$ 12,422	$ 12,131	$ 12,113	$ 11,762	$ 11,296	$ 11,093	$ 10,770	$ 10,240	$ 10,212	$ 10,120	$ 10,328	$ 10,231	$ 10,397	$ 9,931	$ 10,031	$ 9,709	$ 9,647	$ 9,102	$ 9,312	$ 10,162	$ 10,297	$ 10,180	$ 9,482	$ 9,927	$ 10,664	$ 10,352	$ 10,493	$ 10,294	$ 10,308	$ 10,355	$ 9,771	$ 10,000
C000090342
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 31,389	32,486	30,303	30,634	29,686	28,623	29,329	28,178	27,179	28,634	28,178	26,451	25,941	24,757	22,053	22,336	23,563	24,182	23,705	22,333	21,882	21,764	20,441	21,039	19,480	20,715	19,754	19,009	21,254	22,166	19,732	21,331	22,700	26,666	25,929	26,859	31,018	30,468	32,142	29,880	31,584	30,587	29,548	27,813	28,447	26,566	27,019	26,466	26,979	25,652	22,963	23,310	23,904	22,383	21,020	20,064	18,657	16,030	18,164	19,354	18,842	18,460	17,559	17,214	17,535	17,917	17,580	16,539	17,166	16,343	15,891	15,226	13,749	15,155	14,730	16,370	16,370	15,695	15,224	14,984	14,301	14,222	14,487	14,959	13,711	13,583	13,215	12,729	12,473	12,336	12,055	12,040	11,688	11,230	11,030	10,711	10,187	10,158	10,073	10,277	10,187	10,354	9,892	9,995	9,676	9,613	9,073	9,285	10,134	10,269	10,152	9,460	9,910	10,647	10,338	10,480	10,279	10,298	10,350	9,766	10,000
C000019816
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 24,110	26,165	23,482	23,940	23,212	22,544	22,145	22,145	21,516	22,554	21,876	20,329	20,409	18,823	17,067	18,374	19,511	20,270	20,020	18,803	18,664	18,873	18,294	18,803	16,988	18,304	17,656	16,688	18,424	19,072	16,570	17,395	18,885	22,178	22,018	22,268	27,333	27,486	30,338	28,759	30,588	29,405	29,291	27,195	28,577	27,082	28,925	28,382	28,784	26,509	23,172	22,912	22,800	21,412	19,846	19,280	17,179	14,599	17,390	18,273	17,697	17,632	16,436	16,592	17,255	17,864	17,341	16,022	16,246	15,661	15,466	14,356	12,730	14,200	14,122	15,997	16,109	14,901	14,776	14,625	13,921	14,128	14,184	14,556	13,697	13,533	13,222	12,911	12,489	12,454	12,253	12,101	11,991	11,655	11,606	11,025	10,607	10,636	10,083	10,435	10,333	10,382	9,937	9,899	9,634	9,456	8,796	8,898	9,854	10,138	10,089	9,698	10,392	11,124	10,990	10,886	10,586	10,661	10,508	9,853	10,000
C000019811
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 21,475	22,048	21,142	21,520	21,112	20,671	20,341	19,779	19,035	19,800	19,366	18,866	18,695	17,895	16,626	16,976	17,712	17,931	17,627	17,023	17,071	16,888	16,328	16,799	16,020	16,683	15,992	15,358	16,466	17,070	16,114	16,999	16,974	18,223	18,068	18,489	19,307	18,800	18,850	18,042	18,729	18,376	18,031	17,720	17,644	17,003	16,644	16,446	16,644	16,270	15,229	15,510	15,915	15,323	14,743	14,557	14,139	13,087	13,887	14,443	14,276	14,083	13,826	13,688	13,611	13,562	13,463	12,928	13,284	13,013	12,765	12,546	11,881	12,538	12,332	12,937	12,940	12,644	12,364	12,316	12,094	12,094	12,297	12,620	12,237	12,159	11,950	11,800	11,677	11,648	11,507	11,471	11,374	11,294	11,294	11,027	10,901	10,777	10,589	10,720	10,720	10,725	10,492	10,437	10,338	10,327	9,889	9,889	10,125	10,235	10,235	9,759	9,865	10,259	10,094	10,246	10,180	10,137	10,222	10,011	10,000
C000103128
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 28,532	29,542	27,809	28,213	27,745	27,224	26,241	25,927	25,384	26,937	26,280	24,879	24,736	23,259	20,829	21,811	23,269	23,631	22,897	21,292	21,222	21,160	20,687	21,283	19,503	20,529	19,310	18,188	20,108	21,020	18,923	20,420	20,778	22,500	21,924	22,746	24,566	23,406	23,856	22,704	23,877	23,315	22,461	21,961	21,975	20,509	19,709	19,129	19,642	18,723	16,657	16,904	17,417	16,138	15,404	15,282	14,258	12,673	14,910	16,074	16,190	15,830	15,215	15,105	14,928	15,160	14,744	13,832	14,733	14,145	13,848	13,454	12,283	13,589	13,314	14,306	14,301	14,096	13,597	13,539	13,231	13,143	13,402	13,851	13,197	12,987	12,626	12,358	12,051	12,075	11,909	11,905	11,723	11,563	11,558	11,345	10,932	10,927	10,376	10,550	10,487	10,425	9,995	10,154	9,987	9,906	9,140	9,136	9,715	10,065	10,073	9,334	9,665	10,232	10,187	10,434	10,323	10,354	10,403	9,650	10,000
C000019825
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 27,827	28,832	27,133	27,537	27,081	26,573	25,630	25,323	24,801	26,318	25,686	24,317	24,187	22,754	20,372	21,339	22,773	23,126	22,419	20,851	20,782	20,731	20,268	20,860	19,121	20,131	18,941	17,836	19,729	20,628	18,579	20,042	20,400	22,097	21,540	22,351	24,144	23,004	23,450	22,323	23,485	22,935	22,106	21,616	21,635	20,192	19,409	18,847	19,350	18,449	16,418	16,666	17,175	15,915	15,200	15,074	14,073	12,509	14,720	15,871	15,991	15,637	15,038	14,930	14,756	14,990	14,580	13,681	14,575	13,995	13,707	13,319	12,164	13,457	13,186	14,175	14,170	13,973	13,481	13,428	13,124	13,042	13,298	13,746	13,100	12,892	12,540	12,274	11,975	11,999	11,833	11,833	11,653	11,498	11,498	11,287	10,877	10,877	10,330	10,502	10,445	10,383	9,959	10,117	9,955	9,877	9,115	9,115	9,692	10,044	10,051	9,320	9,649	10,218	10,173	10,423	10,315	10,350	10,402	9,647	10,000
C000101966
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 23,517	25,589	22,811	23,352	22,905	22,175	21,822	21,493	20,339	21,799	21,634	19,657	19,751	18,338	16,502	18,221	19,562	20,928	20,669	19,115	19,398	19,963	20,457	20,386	18,927	20,339	19,821	18,432	20,033	20,457	18,424	19,459	20,864	24,435	24,357	24,065	28,807	29,081	31,774	29,607	30,447	29,217	29,159	27,299	28,655	26,882	28,081	27,316	26,690	24,604	21,283	21,196	21,422	19,822	18,605	17,768	15,406	13,076	15,980	17,358	16,883	16,735	15,586	15,143	15,800	16,669	16,652	15,453	16,373	15,648	15,829	14,839	13,472	15,355	15,272	17,280	17,573	15,843	15,772	15,504	14,384	14,359	14,117	14,053	13,277	13,289	13,047	12,780	12,195	12,296	12,121	11,639	11,713	11,416	11,280	11,057	10,526	10,711	9,907	10,624	10,550	10,414	9,613	9,378	9,143	8,796	8,226	8,528	9,737	10,095	9,793	9,479	10,274	11,516	11,389	10,933	10,635	10,923	10,774	9,772	10,000
C000019826
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 22,924	24,963	22,236	22,776	22,334	21,646	21,302	20,983	19,852	21,302	21,130	19,189	19,312	17,936	16,142	17,813	19,140	20,491	20,221	18,698	18,992	19,533	20,024	19,951	18,550	19,926	19,435	18,083	19,631	20,049	18,072	19,100	20,470	23,996	23,915	23,633	28,287	28,569	31,208	29,093	29,939	28,730	28,689	26,868	28,189	26,458	27,636	26,886	26,279	24,244	20,977	20,888	21,102	19,549	18,353	17,529	15,193	12,907	15,764	17,126	16,655	16,521	15,395	14,958	15,613	16,470	16,468	15,275	16,198	15,474	15,658	14,678	13,342	15,204	15,119	17,108	17,406	15,701	15,628	15,369	14,257	14,231	13,998	13,933	13,170	13,196	12,950	12,691	12,109	12,213	12,047	11,557	11,632	11,343	11,218	10,992	10,464	10,653	9,861	10,577	10,502	10,364	9,564	9,349	9,110	8,770	8,203	8,509	9,712	10,064	9,769	9,462	10,256	11,493	11,365	10,914	10,622	10,914	10,763	9,759	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,959	44,759	41,928	42,087	40,956	40,180	40,696	38,239	36,089	37,753	37,082	34,694	33,942	32,397	29,234	29,750	31,480	31,837	30,780	28,789	27,602	27,366	25,757	26,065	24,037	26,008	24,919	23,493	26,010	27,219	24,312	26,375	26,996	30,708	29,609	30,839	33,839	33,170	33,081	30,516	32,288	31,161	30,305	28,545	28,974	27,209	26,842	26,787	26,888	25,635	23,164	23,920	25,067	22,773	21,195	20,316	19,010	16,559	18,484	19,840	19,447	18,887	18,068	17,573	17,580	17,758	17,381	16,255	17,366	16,632	16,222	15,629	14,316	15,702	15,531	17,110	17,054	16,161	15,714	15,566	14,891	14,843	15,213	15,625	14,626	14,520	14,094	13,592	13,375	13,154	12,831	12,831	12,537	12,261	12,120	11,651	11,286	11,147	10,858	11,152	11,103	11,145	10,629	10,672	10,463	10,545	9,873	9,881	10,509	10,693	10,637	9,814	10,094	10,761	10,433	10,594	10,429	10,405	10,501	9,841	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,959	44,759	41,928	42,087	40,956	40,180	40,696	38,239	36,089	37,753	37,082	34,694	33,942	32,397	29,234	29,750	31,480	31,837	30,780	28,789	27,602	27,366	25,757	26,065	24,037	26,008	24,919	23,493	26,010	27,219	24,312	26,375	26,996	30,708	29,609	30,839	33,839	33,170	33,081	30,516	32,288	31,161	30,305	28,545	28,974	27,209	26,842	26,787	26,888	25,635	23,164	23,920	25,067	22,773	21,195	20,316	19,010	16,559	18,484	19,840	19,447	18,887	18,068	17,573	17,580	17,758	17,381	16,255	17,366	16,632	16,222	15,629	14,316	15,702	15,531	17,110	17,054	16,161	15,714	15,566	14,891	14,843	15,213	15,625	14,626	14,520	14,094	13,592	13,375	13,154	12,831	12,831	12,537	12,261	12,120	11,651	11,286	11,147	10,858	11,152	11,103	11,145	10,629	10,672	10,463	10,545	9,873	9,881	10,509	10,693	10,637	9,814	10,094	10,761	10,433	10,594	10,429	10,405	10,501	9,841	10,000
ALLSPRING Index: Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 24,677	26,891	24,032	24,092	23,705	23,890	22,518	22,640	21,757	23,509	22,892	21,176	21,666	19,494	17,907	19,242	20,475	21,344	20,655	19,143	19,164	19,409	19,724	20,041	18,217	19,370	18,810	17,397	19,036	19,405	17,418	18,713	19,178	21,651	21,496	21,431	24,688	24,568	25,903	24,639	25,614	24,989	25,541	24,241	24,934	24,087	24,919	24,160	23,503	21,641	18,890	18,669	18,814	18,004	17,069	16,463	14,907	12,847	15,614	16,750	16,732	16,578	15,521	15,132	15,422	15,873	15,629	14,501	15,533	15,008	15,045	14,115	12,613	14,148	13,886	15,782	16,016	15,002	14,726	14,604	13,866	13,955	13,842	14,311	13,631	13,594	13,160	12,817	12,302	12,278	12,117	11,847	11,842	11,637	11,552	11,212	10,952	10,855	10,118	10,675	10,644	10,571	9,978	10,053	9,809	9,716	9,021	8,994	9,981	10,347	10,118	9,615	10,171	10,938	10,809	10,845	10,520	10,744	10,571	9,846	10,000
ALLSPRING Index: Index Asset Allocation Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	Index Asset Allocation Blended Index
Account Value	$ 22,567	23,039	22,188	22,525	22,135	21,708	21,365	20,833	20,117	20,821	20,375	19,844	19,668	18,898	17,683	17,998	18,698	18,918	18,586	17,929	17,965	17,761	17,183	17,606	16,804	17,443	16,704	16,015	17,204	17,816	16,781	17,721	17,689	18,913	18,729	19,123	19,891	19,409	19,430	18,651	19,273	18,940	18,575	18,272	18,170	17,556	17,210	17,051	17,221	16,848	15,789	16,107	16,474	15,859	15,273	15,087	14,682	13,601	14,509	15,094	14,952	14,718	14,421	14,233	14,122	14,064	13,950	13,337	13,732	13,421	13,167	12,931	12,316	12,904	12,704	13,273	13,278	12,984	12,721	12,673	12,449	12,461	12,605	12,930	12,567	12,468	12,249	12,086	11,979	11,905	11,753	11,716	11,588	11,486	11,480	11,191	11,055	10,930	10,805	10,974	10,978	10,993	10,738	10,628	10,515	10,495	10,078	10,050	10,269	10,374	10,372	9,886	10,000	10,373	10,211	10,368	10,296	10,258	10,307	10,192	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 21,772	23,713	21,123	21,407	21,126	21,363	19,746	19,779	18,774	20,340	19,787	18,300	18,906	16,885	15,476	16,769	17,953	18,939	18,093	16,708	16,705	16,901	17,329	17,518	15,933	17,026	16,754	15,301	16,814	16,973	15,264	16,272	16,585	18,904	18,818	18,736	21,636	21,541	22,647	21,634	22,496	22,095	22,930	21,903	22,547	22,066	22,782	22,054	21,040	19,241	16,357	16,234	16,589	15,670	15,149	14,589	13,329	11,601	14,340	15,456	15,628	15,278	14,428	14,029	14,145	14,783	14,640	13,593	14,682	14,248	14,444	13,568	12,163	13,772	13,560	15,525	15,897	14,965	14,712	14,598	13,733	13,720	13,538	13,934	13,411	13,396	13,022	12,824	12,161	12,176	12,073	11,671	11,778	11,565	11,430	11,156	10,978	10,830	9,941	10,600	10,449	10,339	9,705	9,750	9,494	9,400	8,731	8,793	9,862	10,356	9,990	9,453	10,091	10,918	10,874	10,730	10,349	10,663	10,475	9,772	10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 21,772	23,713	21,123	21,407	21,126	21,363	19,746	19,779	18,774	20,340	19,787	18,300	18,906	16,885	15,476	16,769	17,953	18,939	18,093	16,708	16,705	16,901	17,329	17,518	15,933	17,026	16,754	15,301	16,814	16,973	15,264	16,272	16,585	18,904	18,818	18,736	21,636	21,541	22,647	21,634	22,496	22,095	22,930	21,903	22,547	22,066	22,782	22,054	21,040	19,241	16,357	16,234	16,589	15,670	15,149	14,589	13,329	11,601	14,340	15,456	15,628	15,278	14,428	14,029	14,145	14,783	14,640	13,593	14,682	14,248	14,444	13,568	12,163	13,772	13,560	15,525	15,897	14,965	14,712	14,598	13,733	13,720	13,538	13,934	13,411	13,396	13,022	12,824	12,161	12,176	12,073	11,671	11,778	11,565	11,430	11,156	10,978	10,830	9,941	10,600	10,449	10,339	9,705	9,750	9,494	9,400	8,731	8,793	9,862	10,356	9,990	9,453	10,091	10,918	10,874	10,730	10,349	10,663	10,475	9,772	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	$ 33,632	$ 31,534	$ 31,767	$ 31,123	$ 30,460	$ 29,904	$ 29,006	$ 27,698	$ 28,973	$ 28,067	$ 26,626	$ 26,334	$ 25,008	$ 22,875	$ 23,497	$ 24,673	$ 25,158	$ 24,288	$ 22,735	$ 22,647	$ 22,408	$ 21,825	$ 22,347	$ 20,907	$ 22,208	$ 21,106	$ 19,506	$ 21,500	$ 22,333	$ 20,418	$ 22,282	$ 22,312	$ 24,512	$ 23,741	$ 24,355	$ 25,877	$ 24,897	$ 25,282	$ 23,681	$ 24,793	$ 24,105	$ 23,705	$ 23,134	$ 23,029	$ 21,900	$ 21,142	$ 20,501	$ 20,593	$ 19,707	$ 17,569	$ 17,957	$ 18,635	$ 17,376	$ 16,443	$ 16,075	$ 15,259	$ 13,475	$ 15,623	$ 17,016	$ 17,035	$ 16,557	$ 15,951	$ 15,614	$ 15,345	$ 15,664	$ 15,435	$ 14,422	$ 15,420	$ 14,828	$ 14,614	$ 14,118	$ 13,002	$ 14,336	$ 14,055	$ 15,172	$ 15,147	$ 14,633	$ 14,163	$ 14,071	$ 13,684	$ 13,633	$ 13,912	$ 14,444	$ 13,721	$ 13,585	$ 13,185	$ 12,903	$ 12,596	$ 12,572	$ 12,339	$ 12,229	$ 12,105	$ 11,978	$ 11,970	$ 11,541	$ 11,327	$ 11,111	$ 10,635	$ 10,870	$ 10,853	$ 10,825	$ 10,412	$ 10,391	$ 10,208	$ 10,145	$ 9,478	$ 9,481	$ 10,048	$ 10,258	$ 10,202	$ 9,455	$ 9,739	$ 10,365	$ 10,194	$ 10,368	$ 10,226	$ 10,180	$ 10,285	$ 9,722	$ 10,000